ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Accounts Receivable, net
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following as of June 28, 2014 and December 28, 2013:

	June 28, 2014	December 28, 2013
Trade accounts receivable	$131,026	$85,188
Retention receivables	14,185	15,966
Receivables from related parties	1,262	202

Accounts receivable	146,473	101,356
Less: Allowance for doubtful accounts	(2,705)	(2,019)

Accounts receivable, net	$143,768	$99,337

Retention receivables are amounts earned by the Company but held by customers until paving and related service contracts and projects are near completion or fully completed. Amounts are expected to be billed and collected within one year.

(5) Accounts Receivable, Net

Accounts receivable, net consists of the following as of year-end 2013 and 2012:

	2013	2012
Trade accounts receivable	$85,188	$88,637
Retention receivables	15,966	13,181
Receivables from related parties	202	1,871

Accounts receivable	101,356	103,689
Less: Allowance for doubtful accounts	(2,019)	(3,391)

Accounts receivable, net	$99,337	$100,298

Retention receivables are amounts earned by the Company, but held by customers until projects have been fully completed or near completion. Amounts are expected to be billed and collected within a year.

Continental Cement Company, L.L.C. [Member]
Accounts Receivable, net
(2)	Accounts Receivable, net

Accounts receivable, net consists of the following as of June 28, 2014 and December 28, 2013:

	June 28, 2014	December 28, 2013
Trade accounts receivable from unaffiliated entities	$13,455	$6,961
Trade accounts receivable from related parties	1,628	422

Accounts receivable	15,083	7,383
Less: allowance for doubtful accounts	(244)	(30)

Accounts receivable, net	$14,839	$7,353

(2)	Accounts Receivable, net

Accounts receivable, net consists of the following as of year-end 2013 and 2012:

	2013	2012
Trade accounts receivable from unaffiliated entities	$6,961	$8,859
Trade accounts receivable from related parties	422	1,193

Accounts receivable	7,383	10,052
Less: allowance for doubtful accounts	(30)	(128)

Accounts receivable, net	$7,353	$9,924